Geographical Segmented Information (Tables)	9 Months Ended
Sep. 30, 2023
Geographical Segmented Information [Abstract]
Schedule of Identifiable Assets by Geographic Segments	Details of identifiable assets by geographic segments are as follows:
	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

September 30, 2023
Canada	$8,516	$-	$-	$-	$-
USA	-	-	-	14,960	5,094,235

	$8,516	$-	-	$14,960	$5,094,235

September 30, 2022
Canada	$8,388	$-	$-	$-	$-
USA	-	100,000	6,580,660	226,213	9,372,537

	$8,388	$100,000	6,580,660	$226,213	$9,372,537